Fees Summary	Sep. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 397,856,000.00
Previously Paid Amount	0.00
Total Fee Amount	60,911.75
Total Offset Amount	0.00
Net Fee	60,911.75
Narrative - Max Aggregate Offering Price	$ 397,856,000.00
Final Prospectus	true